INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2023	2024
	US$	US$
Intangible assets with indefinite lives:
Domain name	285	277
Insurance brokerage license, trademark and others	1,071	1,125
Intangible assets with finite lives:
Patents and trademark	18,690	18,344
Less: accumulated amortization	10,178	12,655
Intangible assets, net	9,868	7,091